Summary of significant accounting policies - Summary of useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Bottom of range | Internally developed intangible
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Bottom of range | Customer list
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	2 years
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Top of range | Internally developed intangible
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	7 years
Top of range | Customer list
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	8 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	20 years